Financial risk management - Disclosure of offsetting of financial assets and financial liabilities (Details) - Credit Risk - GBP (£) £ in Millions	Mar. 31, 2025	Mar. 31, 2024
Assets
Gross carrying amounts	£ 482	£ 368
Gross amounts offset	0	0
Net amount presented in statement of financial position	482	368
Related amounts available to be offset but not offset in statement of financial position
Financial instruments	(316)	(273)
Cash collateral received/ pledged	(12)	(28)
Net amount	154	67
Liabilities
Gross carrying amounts	(1,202)	(1,244)
Gross amounts offset	0	0
Net amount presented in statement of financial position	(1,202)	(1,244)
Related amounts available to be offset but not offset in statement of financial position
Financial instruments	316	273
Cash collateral received/pledged	455	452
Net amount	(431)	(519)
Assets (Liabilities)
Gross carrying amounts	(720)	(876)
Gross amounts offset	0	0
Net amount presented in statement of financial position	(720)	(876)
Related amounts available to be offset but not offset in statement of financial position
Financial instruments	0	0
Cash collateral received/ pledged	443	424
Net amount	(277)	(452)
Financing derivatives
Liabilities
Gross carrying amounts	(1,138)	(1,126)
Gross amounts offset	0	0
Net amount presented in statement of financial position	(1,138)	(1,126)
Related amounts available to be offset but not offset in statement of financial position
Financial instruments	296	246
Cash collateral received/pledged	462	441
Net amount	(380)	(439)
Commodity contract derivatives
Liabilities
Gross carrying amounts	(64)	(118)
Gross amounts offset	0	0
Net amount presented in statement of financial position	(64)	(118)
Related amounts available to be offset but not offset in statement of financial position
Financial instruments	20	27
Cash collateral received/pledged	(7)	11
Net amount	(51)	(80)
Financing derivatives
Assets
Gross carrying amounts	375	333
Gross amounts offset	0	0
Net amount presented in statement of financial position	375	333
Related amounts available to be offset but not offset in statement of financial position
Financial instruments	(296)	(246)
Cash collateral received/ pledged	(12)	(28)
Net amount	67	59
Commodity contract derivatives
Assets
Gross carrying amounts	107	35
Gross amounts offset	0	0
Net amount presented in statement of financial position	107	35
Related amounts available to be offset but not offset in statement of financial position
Financial instruments	(20)	(27)
Cash collateral received/ pledged	0	0
Net amount	£ 87	£ 8